Material Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Material Related Party Transactions
46.	MATERIAL RELATED PARTY TRANSACTIONS
Unicom Group is a state-owned enterprise directly controlled by the PRC government. The PRC government is the Company’s ultimate controlling party. Neither Unicom Group nor the PRC government publishes financial statements available for public use.
The PRC government controls a significant portion of the productive assets and entities in the PRC. The Group provides telecommunications services as part of its retail transactions, thus, is likely to have extensive transactions with the employees of other state-controlled entities, including their key management personnel and their close family members. These transactions are carried out on commercial terms that are consistently applied to all customers.
Management considers certain state-owned enterprises have material transactions with the Group in its ordinary course of business, which include but not limited to 1) rendering and receiving telecommunications services, including interconnection revenue/charges; 2) purchasing of goods, including use of public utilities; and 3) placing of bank deposits and borrowing money. The Group’s telecommunications network depends, in large part, on interconnection with the network and on transmission lines service provided by other domestic carriers. These transactions are mainly carried out on terms comparable to those conducted with third parties or standards promulgated by relevant government authorities and have been reflected in the financial statements. Amounts due from domestic carriers are all derived from contracts with customers.
Management believes that meaningful information relating to related party transactions has been disclosed below.

46.1	Connected transactions with Unicom Group and its subsidiaries

(a)	Recurring transactions
The following is a summary of significant recurring transactions carried out by the Group with Unicom Group and its subsidiaries. In the directors’ opinion, these transactions were carried out in the ordinary course of business.

	Note	2017	2018	2019
Transactions with Unicom Group and its subsidiaries:

Charges for value-added telecommunications services	(i), (ii)	30	43	69
Rental charges for short-term property leasing and related services charges	(i), (iii)	1,017	1,033	989
Charges for short-term lease of telecommunications resources and related services	(i), (iv)	270	277	290
Charges for engineering design and construction services	(i), (v)	2,411	2,055	1,537
Charges for shared services	(i), (vi)	83	77	77
Charges for materials procurement services	(i), (vii)	60	34	20
Charges for ancillary telecommunications services	(i), (viii)	2,699	2,905	2,417
Charges for comprehensive support services	(i), (ix)	1,274	1,231	1,052
Income from comprehensive support services	(i), (ix)	67	83	203
Lending by Finance Company to Unicom Group and its subsidiary	(i), (xi)	700	13,558	11,434
Repayment of loan lending by Finance Company to Unicom Group	(i), (xi)	500	6,354	11,134
Interest income from lending services	(i), (xi)	8	150	370

(i)
On November 25, 2016, CUCL entered into the agreement, “2017-2019 Comprehensive Services Agreement” with Unicom Group to renew certain continuing connected transactions. “2017-2019 Comprehensive Services Agreement” has a term of three years commencing on January 1, 2017 and expired on December 31, 2019.

On October 21, 2019, CUCL and Unicom Group entered into the “2020-2022 Comprehensive Services Agreement”. The services are existing continuing connected transactions and their respective terms are substantially the same as those set out in the “2017-2019 Comprehensive Services Agreement”, and the service fees payable shall be calculated on the same basis as under previous agreement. Annual caps for those transactions have not been changed under the new agreement as compared to the year ended December 31, 2019.

(ii)
UNISK (Beijing) Information Technology Corporation Limited (“UNISK”) agreed to provide the mobile subscribers of CUCL with various types of value-added services through its cellular communications network and data platform. The Group retains a portion of the revenue generated from the value-added services provided to the Group’s subscribers (and actually received by the Group) and allocates a portion of such fees to UNISK for settlement, on the condition that such proportion allocated to UNISK does not exceed the average proportion allocated to independent value-added telecommunications content providers who provide value-added telecommunications content to the Group in the same region. The percentage of revenue to be allocated to UNISK by the Group varies depending on the types of value-added service provided to the Group.

(iii)
CUCL and Unicom Group agreed to mutually lease properties and ancillary facilities from each other. Rentals are based on the lower of the market rates and the depreciation costs and taxes. For the year ended December 31, 2019, the rental charge paid by Unicom Group was approximately RMB2.87 million, which was negligible.

(iv)
Unicom Group agreed to lease to CUCL certain international telecommunications resources (including international telecommunications channel gateways, international telecommunications service gateways, international submarine cable capacity, international land cables and international satellite facilities) and certain other telecommunications facilities for its operations. The rental charges for the leasing of international telecommunications resources and other telecommunications facilities are based on the annual depreciation charges of such resources and facilities provided that such charges would not be higher than market rates. For maintenance service to the telecommunications facilities aforementioned, unless otherwise agreed by CUCL and Unicom Group, such maintenance service charges would be borne by CUCL and determined with reference to market rates or a cost-plus basis if there are no market rates.

(v)
Unicom Group agreed to provide engineering design, construction and supervision services and IT services to CUCL. The charges payable by CUCL for the above services are determined with reference to the market price and are settled when the relevant services are provided.

(vi)
Unicom Group and CUCL agreed to provide shared services to each other and would share the costs related to the shared services proportionately in accordance with their respective total assets value with certain adjustments. For the year ended December 31, 2019, the services charges paid by Unicom Group to CUCL was negligible.

(vii)
Unicom Group agreed to provide comprehensive procurement services for imported and domestic telecommunications materials and other domestic non-telecommunications
materials to CUCL. Unicom Group has also agreed to provide services on management of tenders, verification of technical specifications, installation, consulting and agency services. In addition, Unicom Group will sell cable, modem and other materials operated by itself to CUCL and will also provide storage and logistics services in relation to the above materials procurement. The charges payable by CUCL to Unicom Group are based on contract values, market rates, government guidance price or cost-plus basis where applicable.

(viii)
Unicom Group agreed to provide ancillary telecommunications services to CUCL. These services include certain telecommunications pre-sale,
on-sale
and after-sale services such as assembling and repairing of certain telecommunications equipment, sales agency services, printing and invoice delivery services, maintenance of telephone booths, customers acquisitions and servicing and other customers’ service. The charges are based on market rates, government guidance price or cost-plus basis and are settled as and when the relevant services are provided.

(ix)
Unicom Group and CUCL agreed to provide comprehensive support services to each other, including dining services, facilities leasing services (excluding those facilities mentioned in (iv) above), vehicle services, health and medical services, labor services, security services, hotel and conference services, gardening services, decoration and renovation services, sales services, construction agency, equipment maintenance services, market development, technical support services, research and development services, sanitary services, parking services, staff trainings, storage services, advertising services, marketing, property management services, information and communications technology services (including construction and installation services, system integration services, software development, product sales and agent services, operation and maintenance services, and consultation services). The charges are based on market rates, government guidance price or cost-plus basis and are settled as and when the relevant services are provided.

(x)
Unicom Group is the registered proprietor of the “Unicom” trademark in English and the trademark bearing the “Unicom” logo, which are registered at the PRC State Trademark Bureau. Pursuant to an exclusive PRC trademark license agreement between Unicom Group and the Group, the Group has been granted the right to use these trademarks on a royalty free and renewal basis.

(xi)	Finance Company has agreed to provide financial services to Unicom Group and its subsidiaries, including deposit services, lending and other credit services, and other financial services.
For the lending services from Finance Company to Unicom Group and its subsidiaries, the interest rate will follow the interest rate standard promulgated by the People’s Bank of China, and will be no less than the minimum interest rate offered to other clients for the same type of loan, and the applicable interest rate offered to Unicom Group by the general commercial banks in PRC for the same type of loan.

(b)	Amounts due from and to Unicom Group and its subsidiaries
Amount due from Unicom Group and its subsidiaries as of December 31, 2019 included loans from Finance Company to Unicom Group and its subsidiaries of RMB7,704 million in total with respective floating interest rate agreed at 90% to 110% of the benchmark interest rate published by the People’s Bank of China (“PBOC”) for the same class of loans (2017: RMB200 million with floating interest rate at 90% of the benchmark interest rate published by the PBOC; 2018: RMB7,404 million with floating interest rate at 90% to 110% of the benchmark interest rate published by the PBOC).
Apart from the above and as disclosed in Note 46.3 below, amounts due from and to Unicom Group and its subsidiaries are unsecured, interest-free, repayable on demand/on contract terms and arise in the ordinary course of business in respect of transactions with Unicom Group and its subsidiaries as described in (a) above.

46.2	Related party transactions with Tower Company

(a)	Related Party transactions

(i)	Sale of Tower Assets to Tower Company
On October 14, 2015, CUCL and Unicom Horizon Mobile Communications Company Limited (a wholly-owned subsidiary of CUCL and an indirectly wholly-owned subsidiary of the Company) entered into a transfer agreement (the “Transfer Agreement”), amongst China Mobile Communications Company Limited and its related subsidiaries (“China Mobile”), China Telecom Corporation Limited (“China Telecom”), China Reform Holdings Corporation Limited (“CRHC”) and Tower Company. Pursuant to the Transfer Agreement, the Group, China Mobile and China Telecom sold certain of their telecommunications towers and related assets (the “Tower Assets”) to Tower Company in exchange for shares issued by Tower Company and cash consideration. In addition, CRHC made a cash subscription for shares of Tower Company.
The Tower Assets Disposal was completed on October 31, 2015 (“Completion Date”). The final consideration amount for the Tower Assets Disposal attributed to the Group was determined as RMB54,658 million. Tower Company issued 33,335,836,822 shares (“Consideration Shares”) to CUCL at an issue price of RMB1.00 per share and the balance of the consideration of approximately RMB21,322 million payable in cash (“Cash Consideration”). The outstanding Cash Consideration and related VAT carries interest at 3.92% per annum. The first tranche Cash Consideration, remaining Cash Consideration and related VAT of RMB3,000 million, RMB18,322 million and RMB382 million payable by Tower Company were settled in February 2016, December 2017 and June 2019, respectively.

(ii)	Lease of the Tower Assets and other related services
On July 8, 2016, CUCL and Tower Company entered into a framework agreement to confirm the pricing and related arrangements in relation to the usage of certain telecommunications towers and related assets (the “Agreement”). The Agreement finalized terms including assets categories, pricing basis for usage charges, and relevant service period etc. Provincial service agreements and detailed lease confirmation for specified towers have been signed subsequently.
On January 31, 2018, after further
arm-length
negotiations and discussions, CUCL and Tower Company agreed on certain supplementary provisions based on the Agreement dated July 8, 2016, which mainly relate to a reduction in cost-plus margin of Tower Company which forms the benchmark for pricing and an increase in co-tenancy
discount rates offered to the Group regarding towers under
co-sharing
arrangements. The new terms apply to the leased tower portfolio as confirmed by both parties are effective from January 1, 2018 for a period of five years.

The Group has initially applied IFRS 16 as from January 1, 2019. Based on IFRS 16, the minimum amount of lease payments payable by the Group under the terms of the arrangement in connection with its use of telecommunications towers and related assets had resulted in recognition of a lease liability with the balance of RMB22,076 million, and a right-of-use
asset with the balance of RMB21,269 million as of December 31, 2019. In addition, the Group recorded depreciation of right-of-use
asset of RMB6,498 million, interest expense of RMB894 million, and variable lease payments and other related service charges of RMB10,492 million in its consolidated statements of comprehensive income for the year ended December 31, 2019.
The total amounts of lease payments and service charges incurred by the Group under the Agreement with Tower Company for the year ended December 31, 2019 were RMB17,652 million (2017: RMB16,524 million; 2018: RMB15,982 million). The related payable balance to Tower Company included in the balance of amounts due to related parties as of December 31, 2019 was RMB2,745 million (2018: RMB2,635 million).

(iii)	Income from engineering design and construction services
The Group provide engineering design and construction services, including system integration and engineering design services to Tower Company. Income for the year ended December 31, 2019 was RMB262 million (2017: RMB267 million; 2018: RMB235 million).
Except as mentioned in (a), amounts due from and to Tower Company are unsecured, interest-free, repayable on demand/on contract terms and arise in the ordinary course of business in respect of transactions with Tower Company as described above.

46.3	Related party transactions with Unicom Group and its subsidiaries

(a)	Related party transactions

	Note	2017	2018	2019
Transactions with Unicom Group and its subsidiaries:

Unsecured entrusted loan from A Share Company	(i)	—	3,042	—
Unsecured entrusted loan from Unicom Group	(ii)	5,237	—	—
Repayment of unsecured entrusted loan to Unicom Group	(ii)	3,893	1,344	—
Interest expenses on unsecured entrusted loan	(i), (ii)	70	10	132
Loan from a related party	(iii)	435	48	—
Repayment of loan from a related party	(iii)	—	435	48
Interests expenses on loan from a related party	(iii)	—	12	—
Net (withdrawal)/deposits by Unicom Group and its subsidiaries from/with Finance Company	(iv)	(112)	2,336	258
Interest expenses on the deposits in Finance Company	(iv)	34	93	64

(i)	On December 26, 2018, the Group borrowed an unsecured entrusted loan from A Share Company of RMB3,042 million with a maturity period of 5 years and interest rate at 4.28% per annum.

(ii)
On February 27, 2017, the Group borrowed an unsecured entrusted loan from Unicom Group of RMB1,344 million with a maturity period of 1 year and interest rate at 3.92% per annum, which was fully repaid in February 2018.

On August 24, 2017, the Group borrowed an unsecured entrusted loan from Unicom Group of RMB3,893 million with a maturity period of 6 months and interest rate at 3.92% per annum, which was fully repaid in October 2017.

(iii)
On December 21, 2017, the Group borrowed a loan from Unicom Group BVI of RMB435 million with a maturity period of 1 year and floating interest rate at 1 year HIBOR plus 1.2%, which was fully repaid in December 2018.

On December 28, 2018, the Group borrowed a loan from Unicom Group BVI of RMB48 million with a maturity period of 1 year, of which RMB46 million with a maturity period of 1 year and interest rate at 4.77% per annum and HKD2 million with a maturity period of 1 year and floating interest rate at 1 year HIBOR plus 1.11%, and the loan was fully repaid in January 2019.

(iv)
Finance Company has agreed to provide financial services to Unicom Group and its subsidiaries. For the deposit services, the interest rate for deposits placed by Unicom Group and its subsidiaries will be no more than the maximum interest rate promulgated by the PBOC for the same type of deposit, the interest rate for the same type of deposit offered to other clients and the applicable interest rate offered by the general commercial banks in PRC for the same type of deposit.

(b)	Amounts due to Unicom Group and its subsidiaries
Amount due to Unicom Group and its subsidiaries as of December 31, 2019 included a balance of deposits received by Finance Company from Unicom Group and its subsidiaries of RMB4,879 million with interest rates ranging from 0.42% to 2.75% per annum for saving and deposits of different terms (2018: RMB4,621 million with interest rates ranging from 0.42% to 2.75% per annum).
Amount due to Unicom Group and its subsidiaries as of December 31, 2018 and 2019 also included a balance of unsecured entrusted loan from A Share Company of approximately RMB3,042 million with a maturity period of 5 years and interest rate at 4.28% per annum.